RIGHT-OF-USE ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RIGHT-OF-USE ASSETS
As at beginning of year	$ 1,067
Depreciation	213	$ 321
As at ending of year	2,254	1,067
COST
RIGHT-OF-USE ASSETS
As at beginning of year	1,909	954
New leases	1,612	840
End of leases	(700)
Remeasurement of lease	58	115
As at ending of year	2,879	1,909
ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(842)	(391)
Depreciation	(468)	(451)
End of leases	(685)
As at ending of year	(625)	(842)
Buildings
RIGHT-OF-USE ASSETS
As at beginning of year	911
As at ending of year	2,162	911
Buildings | COST
RIGHT-OF-USE ASSETS
As at beginning of year	1,297	457
New leases	1,612	840
End of leases	(252)
Remeasurement of lease	58
As at ending of year	2,715	1,297
Buildings | ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(386)	(157)
Depreciation	(419)	(229)
End of leases	(252)
As at ending of year	$ (553)	(386)
Buildings | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Buildings | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	5 years
Equipment
RIGHT-OF-USE ASSETS
As at beginning of year	$ 18
As at ending of year		18
Equipment | COST
RIGHT-OF-USE ASSETS
As at beginning of year	339	339
End of leases	(339)
As at ending of year		339
Equipment | ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(321)	(167)
Depreciation	(3)	(154)
End of leases	$ (324)
As at ending of year		(321)
Equipment | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Equipment | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	3 years
Rolling stocks
RIGHT-OF-USE ASSETS
As at beginning of year	$ 138
As at ending of year	92	138
Rolling stocks | COST
RIGHT-OF-USE ASSETS
As at beginning of year	273	158
End of leases	(109)
Remeasurement of lease		115
As at ending of year	164	273
Rolling stocks | ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(135)	(67)
Depreciation	(46)	(68)
End of leases	(109)
As at ending of year	$ (72)	$ (135)
Rolling stocks | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Rolling stocks | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	3 years